LIABILITY FOR LOANS SOLD (Tables)	12 Months Ended
Sep. 30, 2014
LIABILITY FOR LOANS SOLD
Summary of principal balance of mortgage loan repurchase demands on loans previously sold
	2014	2013
Received during period	$12,953,000	$8,720,000
Resolved during period	11,806,000	8,148,000
Unresolved at end of period	6,785,000	5,638,000

Summary of the changes in the liability for loans sold

	2014	2013
Balance at beginning of period	$1,353,095	$977,134
Provisions charged to expense	350,263	951,065
Losses incurred to resolve demands	(262,717)	(575,104)
Balance at end of period	$1,440,641	$1,353,095

Summary of the manner in which the Company resolved mortgage loan repurchase demands received from its investors

	2014		2013
	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Losses Charged to Liability for Loans Sold	Principal Balance of Loans Involved in Existing Claims That Were Resolved	Losses Charged to Liability for Loans Sold
Resolved by providing additional documentation with no further action required	$9,877,000	$—	$6,517,000	$—

Resolved by repurchasing loans previously sold to investors	1,777,000	28,273	1,436,000	328,844

Resolved by payments to reimburse investors for losses incurred	152,000	55,620	195,000	51,078

Payments due upon early payoff of loans previously sold	—	178,824	—	195,182

Total	$11,806,000	$262,717	$8,148,000	$575,104